Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 15, 2012
Document And Entity Information
Entity Registrant Name	Voice Assist, Inc.
Entity Central Index Key	0001428469
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		40,575,827
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Condensed Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 353,371	$ 5,853
Accounts Receivable	82,668	80,608
Deferred Customer Activation Costs	12,613	17,033
Prepaid Expenses	104,491	177,612
Total Current Assets	553,143	281,106
Property & Equipment, Net	167,754	187,626
Software Development, Net	549,234	580,322
Other Assets	40,135	40,135
Total Other Assets	40,135	40,135
Total Assets	1,310,266	1,089,189
CURRENT LIABILITIES
Accounts Payable	368,384	534,997
Accounts Payable - Related Parties		2,023,000
Accrued Expenses	258,618	209,395
Deferred Revenue	50,452	68,134
Loans Payable	6,000	13,200
Loans Payable - Related Parties	177,000	75,000
Total Current Liabilities	860,454	2,923,726
Total Liabilities	860,454	2,923,726
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 2,000,000 and 2,000,000 shares issued and outstanding as of June 30, 2012 and December 31, 2011, respectively	2,000	2,000
Common stock, $0.001 par value, 100,000,000 shares authorized, 40,096,686 and 30,699,223 shares issued and outstanding as of June 30, 2012 and December 31, 2011, respectively	40,096	30,699
Additional Paid in Capital	24,829,448	21,066,540
Shares to be Issued
Retained Earnings	(24,421,732)	(22,933,776)
Total Stockholders’ Equity (Deficit)	449,812	(1,834,537)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 1,310,266	$ 1,089,189

Condensed Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock,authorized	10,000,000	10,000,000
Preferred Stock, issue and outstanding	2,000,000	2,000,000
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, authorized	100,000,000	40,096,686
Common Stock, issued and outstanding	30,699,223	30,699,223

Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
OPERATING REVENUES
Revenues	$ 128,981	$ 299,089	$ 262,624	$ 534,138
OPERATING EXPENSES
Direct Cost of Services	74,145	137,876	149,397	248,948
Other Costs	2,050	1,733	2,400	4,201
Total Direct Cost of Services	76,195	139,609	151,797	253,149
Legal and Professional	237,665	255,390	514,234	509,928
Selling, General and Administrative	486,168	4,638,447	970,961	7,607,016
Selling, General and Administrative - Related Parties	15,676	8,775	29,838	23,995
Depreciation and Amortization	42,163	38,752	83,970	75,822
Total Operating Expenses	857,867	5,080,973	1,750,800	8,469,910
Net Loss from Operations	(728,886)	(4,781,884)	(1,488,176)	(7,935,772)
OTHER INCOME AND (EXPENSE)
Interest Expense	(19)	(575)	(682)	(1,126)
Other Income (Expense)	(98)		1,702
Total Other Income (Expense)	(117)	(575)	1,020	(1,126)
Net Loss before Income Taxes	(729,003)	(4,782,459)	(1,487,156)	(7,936,898)
Income Tax Expense			(800)	(332)
NET LOSS	$ (729,003)	$ (4,782,459)	$ (1,487,956)	$ (7,937,230)
Weighted Average Shares - Basic and Diluted	35,786,050	27,642,934	33,388,303	27,642,934
Net Loss Per Share - Basic and Diluted	$ (0.02)	$ (0.17)	$ (0.04)	$ (0.29)

Combined Statements of Cash Flows (USD $) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows [Abstract]
Net Loss	$ (1,487,956)	$ (7,937,230)
Depreciation and amortization	83,970	75,822
Shares Issued for Services	83,750	2,232,917
Stock Option Amortization	616,727	3,700,135
Accounts Receivable	(2,060)	(67,492)
Deferred Customer Activation Costs	4,420	5,171
Prepaid Expense	73,121	1,608
Other Assets		(11,492)
Accounts Payable	1,416	45,160
Accrued Expenses	49,222	97,496
Deferred Customer Activation Fees	(17,682)	(20,685)
Net cash used in operating activities	(595,072)	(1,878,590)
Acquisition and development of software assets	(23,673)	(118,057)
Purchase of Equipment	(9,337)	(85,355)
Net cash used in investing activities	(33,010)	(203,412)
Proceeds from Loans Payable, Related Party	102,000	5,612
Proceeds from Loans Payable		12,000
Repayment of Loans Payable	(7,200)	(26,359)
Repayment of Loans Payable, Related Party		(58,256)
Proceeds from issuance of common stock	880,800	1,826,057
Net cash provided by financing activities	975,600	1,759,054
Net Increase/(Decrease) in Cash	347,518	(322,948)
Cash, Beginning of Year	5,853	615,722
Cash, End of Year	353,371	292,774
Taxes
Interest Expense
Payment of accounts payable through issuance of common stock	$ 2,169,312

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Voice Assist, Inc. ( the “Company” ) was originally incorporated as “Musician’s Exchange” under the laws of the State of Nevada on February 4, 2008 and developed an internet destination and marketplace for musicians. On September 28, 2010, Musician’s Exchange amended its articles of incorporation to change its name from Musician’s Exchange to Voice Assist, Inc.

On July 22, 2010, the Company entered into the following:

(1) An Agreement of Purchase and Sale of Assets with SpeechPhone, LLC, a Delaware Limited Liability Company (“Speechphone”) to purchase substantially all of the assets of Speechphone in exchange for 10,250,000 shares of common stock and an agreement to issue 2,000,000 shares of convertible preferred stock in exchange for extinguishment of $1,700,000 in debt;

(2) An Agreement of Purchase and Sale of Assets with MDM Intellectual Property, LLC, a California Limited Liability Company (“MDM”) to purchase substantially all of the assets of MDM in exchange for 6,150,000 shares of common stock;

(3) An Agreement of Purchase and Sale of Assets with SpeechCard, LLC, a Delaware Limited Liability Company (“SpeechCard”) to purchase substantially all of the assets of SpeechCard in exchange for 1,025,000 shares of common stock;

(4) An Agreement of Purchase and Sale of Assets with Voiceassist, a Delaware Limited Liability Company (“Voiceassist”) to purchase substantially all of the assets of Voiceassist in exchange for 2,050,000 shares of common stock; and

(5) An agreement to issue 1,025,000 shares to purchase Mr. Michael Metcalf’s concept, Music By Voice; shareholders agreed to cancel a total of 8,400,000 shares upon the close of the transaction.

On September 30, 2010, the transaction was closed and substantially all of the assets and certain liabilities of Speechphone and the related entities listed above were acquired by the Company. For accounting purposes, the acquisition of substantially all of the assets and certain liabilities of Speechphone by the Company has been recorded as a reverse acquisition of a public company and recapitalization of Speechphone based on the factors demonstrating that Speechphone represents the accounting acquirer. The historic financial statements of Speechphone and the related entities, while historically presented as an LLC equity structure, have been retroactively presented as a corporation for comparability purposes. The Company changed its business direction and is now a voice recognition technology company focused on enabling access to any information through any device using speech technology.

Basis of Presentation

The condensed interim financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management, are necessary for a fair presentation of the information contained therein. It is suggested that these condensed interim financial statements be read in conjunction with the financial statements of the Company for the years ended December 31, 2011 and 2010 and notes thereto included in the Company’s Annual Report on Form 10-K filed on April 16, 2012. The Company follows the same accounting policies in the preparation of interim reports.

Results of operations for the interim period are not indicative of annual results.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Generally, matters subject to estimation and judgment include amounts related to asset impairments, useful lives of fixed assets and capitalization of costs for software developed for internal use. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers highly liquid investments with insignificant interest rate risk and original maturities of three months or less to be cash equivalents. Cash equivalents consist primarily of interest-bearing bank accounts and money market funds. The Company’s cash positions represent cash on deposit in checking and savings accounts. These assets are generally available on a daily basis and are highly liquid in nature.

Revenue Recognition

For recognizing revenue, the Company applies the provisions of the Revenue Recognition Topic of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Revenues are generated from telephony services including activation fees, hardware fees and monthly usage fees. In most cases, the services performed do not require significant production, modification or customization of the Company’s software or services; therefore, revenues for the hardware fees and monthly usage fees are recognized when evidence of a completed transaction exists, when services have been rendered. The Company recognized revenue from sales of $262,624 and $534,138 during the six months ended June 30, 2012 and 2011, respectively.

The activation fees generated from new accounts are recorded as deferred revenue and are amortized over the estimated average customer relationship period. The net unamortized activation fees were $50,452 and $68,134 at June 30, 2012 and December 31, 2011, respectively. The costs associated with these activation fees are recorded as deferred costs and are similarly amortized over the estimated average customer relationship period. The net unamortized costs are $12,613 and $17,033 at June 30, 2012 and December 31, 2011, respectively. For both the activation fees and costs associated therewith, the estimated average customer relationship period was 24 months for the three months ended June 30, 2012.

Software Development Costs

The Company has adopted the provisions of the Software Topic of the FASB ASC 350 to account for its internally and externally developed software costs since the Company is dependent on the internal use automated speech recognition software to provide the enhanced services. The capitalization of software development costs begins when a product’s technological feasibility has been established and ends when the product is available for use. Software development costs include direct costs incurred subsequent to establishment of technological feasibility for significant product enhancements. Amortization is computed on an individual project basis using the straight-line method over the estimated economic life of the projected product, generally three to five years.

As of June 30, 2012, software development costs not yet amortized are $549,234. During the three months ended June 30, 2012 and 2011, amortization was $27,380 and $24,302, respectively.

Impairment

FASB ASC 360-10-35-21 requires that long-lived assets to be held and used be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We regularly evaluate whether events or circumstances have occurred that indicate the carrying value of our long-lived assets may not be recoverable.  If factors indicate the asset may not be recoverable, we compare the related undiscounted future net cash flows to the carrying value of the asset to determine if impairment exists.  If the expected future net cash flows are less than the carrying value, an impairment charge is recognized based on the fair value of the asset.  An evaluation of our intangible assets was conducted utilizing the two step impairment analysis. No impairments were indicated or recorded during the three and six months ended June 30, 2012 and 2011.

Stock-based Payments

The Company records the stock-based compensation awards issued to non-employees and other external entities for goods and services at either the fair market value of the goods received or services rendered or the instruments issued in exchange for such services, whichever is more readily determinable, using the measurement date guidelines enumerated in FASB ASC 505-50-30.

Recent Pronouncements

From time to time, new accounting pronouncements are issued by FASB that are adopted by the Company as of the specified effective date. If not discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s financial statements upon adoption.

Going Concern	6 Months Ended
Jun. 30, 2012
Going Concern
Going Concern

NOTE 2 – GOING CONCERN

The financial statements have been presented on a going concern basis, which contemplates, but does not include, adjustments for the realization of assets and satisfaction of liabilities in the normal course of business. The Company has a limited operating history and limited funds. As shown in the financial statements, the Company incurred a net loss of $1,487,956 and cash used by operations of $595,072 for the six months ended June 30, 2012, and had a working capital deficit of $307,311 as of June 30, 2012. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The Company believes that it is appropriate for the financial statements to be prepared on a going concern basis. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from the outcome of this uncertainty.

The Company is dependent upon debt and equity financing to continue operations. It is management’s plan to raise necessary funds via private placements of its common stock to satisfy the capital requirements of the Company’s business plan. There is no assurance that the Company will be able to obtain the necessary funds through continuing debt and equity financing to have sufficient operating capital to support a level of operations to obtain a level of cash flow to sustain continuing operations. If the Company is successful in raising the necessary funds, there is no assurance that the Company will successfully implement its business plan. The Company’s continuation as a going concern is dependent on the Company’s ability to raise additional funds through the private placement of its common stock or debt sufficient to meet its obligations on a timely basis and ultimately to attain profitable operations.

Loans Payable – Related Parties	6 Months Ended
Jun. 30, 2012
Due to Related Parties [Abstract]
Loans Payable – Related Parties

NOTE 3 – LOANS PAYABLE – RELATED PARTIES

The Company received advances totaling $102,000 during the six months ended June 30, 2012. These advances are due upon demand, unsecured, and carry 0% interest.

Stockholders’ Equity	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Stockholders’ Equity

NOTE 4 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 10,000,000 shares of its $0.001 par value preferred stock.

On October 4, 2010, the Company’s board of directors authorized Series A Convertible Preferred Stock. The Series A Convertible Preferred stock has a liquidation preference of $1.25 per share and is not entitled to dividends. The Series A Convertible Preferred stock may be converted on a 1:1 basis into shares of common stock at any time at the option of the holder, subject to adjustments for stock dividends, combinations or splits. The Series A Convertible Preferred stock has protective provisions. As long as any Series A Convertible Preferred shares are outstanding, this Corporation shall not, without first obtaining approval of the holders of at least two-thirds of the outstanding Series A Convertible Preferred which is entitled, other than solely by law, to vote with respect to the matter, and which Series A Preferred represents at least two-thirds of the voting power of the then outstanding Series A Convertible Preferred: (a) sell, convey or otherwise dispose of or encumber all or substantially all of its property or business or merge into or consolidate with any other corporation (other than a wholly-owned subsidiary corporation) or effect any transaction or series of related transactions in which more than fifty percent (50%) of the voting power of the Corporation is disposed of; (b) alter or change the rights, preferences or privileges of the Series A Convertible Preferred so as to affect adversely the Series A Convertible Preferred; (c) increase or decrease (other than by redemption or conversion) the total number of authorized shares of preferred stock; (d) authorize or issue, or obligate itself to issue, any other equity security, including any other security convertible into or exercisable for any equity security (i) having a preference over, or being on a parity with, the Series A Convertible Preferred with respect to dividends or upon liquidation, or (ii) having rights similar to any of the rights of the Preferred Stock; or amend the Corporation’s Articles of Incorporation or bylaws.

On September 30, 2010, the Company issued 2,000,000 shares of Series A Convertible Preferred stock in exchange for extinguishment of $1,700,000 in debt.

As of June 30, 2012, there have been no other issuances of preferred stock.

Common Stock

The Company is authorized to issue 100,000,000 shares of its $0.001 par value common stock.

On March 15, 2012, the Company filed an S-8 registration statement covering 3,000,000 shares (“S-8 Shares”) of common stock to be registered for sale to attorneys, consultants and employees pursuant to the 2012 Non-Qualified Consultant Stock Compensation Plan.

During the six months ended June 30, 2012, the Company issued the following shares of $0.001 par value common stock:

·	150,000 shares for a stock option exercised by a former executive officer for cash of $1,500.

·	45,250 shares for a stock option exercised by a former officer for cash of $453.

·	3,500 shares for a stock option exercised by an independent contractor for cash of $35.

·	500,000 shares to an attorney as payment for accounts payable valued at $60,000. These shares were part of the S-8 shares discussed above.

·	533,333 units consisting of one (1) share of common stock at $0.15 per share and one (1) callable warrant to purchase one share of common stock at $0.50 per share for a period of up to three years for cash.

·	1,000,000 shares of common stock as reimbursement to an executive officer for having transferred personal shares to a former executive officer of the Company valued at $2,000,000. This obligation was incurred and expensed in 2011.

·	The Company settled an existing related party payable, amounting to $23,000 for 100,000 shares of common stock,

·	195,000 shares of common stock to an executive officer in lieu of payment for unpaid compensation valued at $23,400.

·	600,000 shares of common stock to a board member for services rendered as a member of the board valued at $54,000.

·	75,000 shares of common stock to a financial advisory firm per a contract valued at $6,750.

·	50,000 shares of common stock to general counsel per a contract valued at $4,500.

·	732,047 shares of common stock as payment for accounts payable valued at $121,230. These shares were part of the S-8 shares discussed above.

·	5,333,333 units consisting of one (1) share of common stock at $0.15 per share and one (1) callable warrant to purchase one share of common stock at $0.50 per share for a period of up to five years for cash. The Company may call up to 1/3 of the original number of shares issuable upon exercise after the common stock closing bid price remains at a price greater than $1.00 per share for at least ten consecutive days and at least 100,000 shares have traded on each of such 10 trading days. The Company may call up to 2/3 of the original number of shares issuable upon exercise after the common stock closing bid price remains at a price greater than $1.50 per share for at least ten consecutive days and at least 100,000 shares have traded on each of such trading days. The Company may call up to 100% of the original number of shares issuable upon exercise after the common stock closing bid price remains at a price greater than $2.00 per share for at least ten consecutive days and at least 100,000 shares have traded on each of such trading days.

·	40,000 shares for exercise of a stock option of a former executive officer valued at $400.

·	40,000 shares for exercise of a stock option for a consultant valued at $400.

Warrants And Options	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Warrants And Options

NOTE 5 – WARRANTS AND OPTIONS

Options Granted

On March 31, 2012, the Company granted an option to purchase 30,000 shares of common stock at $.50 per share exercisable for five (5) years to an employee per an employment agreement signed on March 1, 2012.  The fair value of the stock options are $1,177 and the Company recorded compensation expense.

On April 30, 2012, the Company granted options to purchase a total of 40,000 shares of common stock at $.50 per share exercisable for five (5) years to two employees per an employment agreement signed on March 1, 2012.  The fair value of the stock options are $2,916 and the Company recorded compensation expense.

On May 31, 2012, the Company granted options to purchase a total of 31,500 shares of common stock at $.50 per share exercisable for five (5) years to two employees per an employment agreement signed on March 1, 2012.  The fair value of the stock options are $4,781 and the Company recorded compensation expense.

On June 30, 2012, the Company granted options to purchase a total of 23,000 shares of common stock at $.50 per share exercisable for five (5) years to two employees per an employment agreement signed on March 1, 2012.  The fair value of the stock options are $2,975 and the Company recorded compensation expense.

On June 30, 2012, the Company granted options to purchase a total of 41,775 shares of common stock at $.01 per share exercisable for five (5) years to three employees per agreements signed on September 1, 2011.  The fair value of the stock options are $9,268 and the Company reduced the accrued salaries account.

On June 30, 2012, the Company granted an option to purchase a total of 300,000 shares of common stock at $1.00 per share exercisable for five (5) years to a director per an option agreement signed on June 30, 2012.  The fair value of the stock options are $45,431 and the Company recorded compensation expense.

The following is a summary of the status of all of the Company’s stock options as of June 30, 2012 and changes during the six months ended on that date:

	Number of Stock Options	Weighted- Average Exercise Price
Outstanding at January 1, 2012	4,082,489	$0.83
Granted	506,275	$0.72
Exercised	(278,750)	$0.01
Cancelled	(1,146,639)	$0.93
Outstanding at June 30, 2012	3,163,375	$0.85
Options exercisable at June 30, 2012	2,556,532	$0.70

During the six months ended June 30, 2012, the Company granted a total of 5,866,666 warrants that were issued as part of Units sold to investors for cash. Thus, there is no compensation expense.

On March 7, 2012, the Company granted warrants to purchase a total of 300,000 shares of common stock at $0.25 per share exercisable for five (5) years to two consultants per a consulting agreement signed on March 7, 2012.  The fair value of the stock options are $26,333 and the Company recorded consulting expense.

On June 20, 2012, the Company granted a warrant to purchase a total of 5,000 shares of common stock at $0.50 per share exercisable for five (5) years to a consultant per a consulting agreement signed on June 20, 2012.  The fair value of the stock options are $1,007 and the Company recorded consulting expense.

On June 28, 2012, the Company granted a warrant to purchase a total of 100,000 shares of common stock at $0.50 per share exercisable for five (5) years to a consultant per a consulting agreement signed on June 28, 2012.  The fair value of the stock options are $17,964 and the Company recorded consulting expense.

The following is a summary of the status of all of the Company’s stock warrants as of June 30, 2012 and changes during the six months ended on that date:

	Number of Stock Warrants	Weighted- Average Exercise Price
Outstanding at January 1, 2012	3,048,000	$1.16
Granted	6,271,666	$0.49
Exercised	—	$0.00
Cancelled	—	$0.00
Outstanding at June 30, 2012	9,319,666	$0.71

Employment Contracts	6 Months Ended
Jun. 30, 2012
Employment Contracts
Employment Contracts

NOTE 6 – EMPLOYMENT CONTRACTS

On March 1, 2012, the Company signed an employment contract with an employee to serve as Chief Technology Officer at a monthly salary of $15,000 to be payable in options to purchase shares of common stock at $.50 per share exercisable for five (5) years. Upon sufficient increase in capital resources and/or sales, the employee may begin to receive all or part of the compensation in cash. Upon such occurrence, the option amount for the month shall be reduced by the cash amount paid. Employee is to seek out business contacts for the Company. Should a business relationship between contact and the Company be consummated, employee will be entitled to 8% commission on revenue generated from contacts initiated and sold by him. The commission is reduced by 50% if contacts were initiated by other staff members or lead sources and/or if other sales associates assist or participate in the sales process. This employee resigned subsequent to the end of the period ended June 30, 2012.

On April 1, 2012, the Company signed an employment contract with an employee to serve as a sales person at a monthly salary of $5,000 to be payable in options to purchase shares of common stock at $0.50 per share exercisable for five (5) years. Upon sufficient increase in capital resources and/or sales, the employee may begin to receive all or part of the compensation in cash. Upon such occurrence, the option amount for the month shall be reduced by the cash amount paid. In addition, upon closing any new sales deals, the employee will be entitled to 10% commission on revenue generated from contacts initiated and sold by him. The commission is reduced by 50% if contacts were initiated by other staff members or lead sources and/or if other sales associates assist or participate in the sales process.

Endorsement Agreement	6 Months Ended
Jun. 30, 2012
Endorsement Agreement
Endorsement Agreement

NOTE 7 – ENDORSEMENT AGREEMENT

On March 19, 2012, the Company entered into an endorsement agreement with Frankie Avalon for the exclusive right and license to use the Frankie Avalon Image in connection with the advertisement, promotion and sale of the Company’s products and services that use voice commands from any phone, computer, tablet, and other electronic device and automobiles to make calls, manage emails, and send text messages in a fast, easy and safe way.

In consideration for the use of the Frankie Avalon Image and for his personal endorsement and agreement to be in one or more television commercials and/or marketing videos, the Company granted warrants to purchase a total of three hundred thousand (300,000) restricted common shares at $0.25 per share exercisable for three (3) years. These warrants were granted on March 7, 2012 as noted in Note 5 above.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

Pursuant to the 5,333,333 units sold by the Company in May 2012 for $800,000, a damages provision exists that calls for the Company to pay each investor 1.5% per month of the aggregate purchase price if a Registration Statement is not filed on or prior to sixty (60) days following the initial closing date of the offering. As of the filing date of this Form 10-Q, the Company has not filed a Registration Statement for the initial offering. Accordingly, the Company has recorded a liability of $12,000 as of August 20, 2012.

On July 3, 2012, the Board of Directors appointed Rod A. Shipman as an independent director. Mr. Shipman will serve as Lead Director as well as Chairman of the Audit and Compensation Committees.

On July 16, 2012, the Company issued the following shares of common stock:

·	160,648 shares of S-8 common stock for accounts payable valued at $39,846
·	75,000 shares of common stock to a financial advisory firm per a contract valued at $13,500
·	126,161 shares of common stock for accounts payable valued at $50,790

On July 16, 2012, the Company cancelled per the request of the recipient 38,025 shares of common stock previously issued for payment of an accounts payable valued at $5,704.

On August 2, 2012, the Company issued the following shares of common stock:

·	41,634 shares of S-8 common stock for accounts payable valued at $8,327
·	100,000 shares of common stock to an investment relations firm for services rendered during the six months ended June 30, 2012 valued at $9,000

On August 15, 2012, the Company issued 13,725 shares of common stock for exercise of stock options for cash of $138.

Software Development Contract	6 Months Ended
Jun. 30, 2012
Research and Development [Abstract]
Software Development Contract

NOTE 8 – SOFTWARE DEVELOPMENT CONTRACT

On June 28, 2012, the Company entered into a contract for the development of a customized software platform for a customer to facilitate the integration of its marketing and advertising platform within the Company’s services. The Company will receive $200,000 revenue for the software development services. This revenue will be recorded in the third quarter of 2012 in accordance with the Securities and Exchange Commission (the “SEC”) Staff Accounting Bulletin (“SAB”) No. 101, “Revenue Recognition in Financial Statements” (“SAB 101”), as amended by SAB No. 104, and “Revenue Recognition” (“SAB 104”). The Company considers amounts to be earned once evidence of an arrangement has been obtained, services are delivered, fees are fixed or determinable, and collectability is reasonably assured. In such contracts, the Company’s efforts, measured by time incurred, typically represent the contractual milestones or output measure, which is the contractual earnings pattern. There are contractual milestones in this contract that are expected to be completed by the end of the third quarter.

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Organization

Organization

Voice Assist, Inc. ( the “Company” ) was originally incorporated as “Musician’s Exchange” under the laws of the State of Nevada on February 4, 2008 and developed an internet destination and marketplace for musicians. On September 28, 2010, Musician’s Exchange amended its articles of incorporation to change its name from Musician’s Exchange to Voice Assist, Inc.

On July 22, 2010, the Company entered into the following:

(1) An Agreement of Purchase and Sale of Assets with SpeechPhone, LLC, a Delaware Limited Liability Company (“Speechphone”) to purchase substantially all of the assets of Speechphone in exchange for 10,250,000 shares of common stock and an agreement to issue 2,000,000 shares of convertible preferred stock in exchange for extinguishment of $1,700,000 in debt;

(2) An Agreement of Purchase and Sale of Assets with MDM Intellectual Property, LLC, a California Limited Liability Company (“MDM”) to purchase substantially all of the assets of MDM in exchange for 6,150,000 shares of common stock;

(3) An Agreement of Purchase and Sale of Assets with SpeechCard, LLC, a Delaware Limited Liability Company (“SpeechCard”) to purchase substantially all of the assets of SpeechCard in exchange for 1,025,000 shares of common stock;

(4) An Agreement of Purchase and Sale of Assets with Voiceassist, a Delaware Limited Liability Company (“Voiceassist”) to purchase substantially all of the assets of Voiceassist in exchange for 2,050,000 shares of common stock; and

(5) An agreement to issue 1,025,000 shares to purchase Mr. Michael Metcalf’s concept, Music By Voice; shareholders agreed to cancel a total of 8,400,000 shares upon the close of the transaction.

On September 30, 2010, the transaction was closed and substantially all of the assets and certain liabilities of Speechphone and the related entities listed above were acquired by the Company. For accounting purposes, the acquisition of substantially all of the assets and certain liabilities of Speechphone by the Company has been recorded as a reverse acquisition of a public company and recapitalization of Speechphone based on the factors demonstrating that Speechphone represents the accounting acquirer. The historic financial statements of Speechphone and the related entities, while historically presented as an LLC equity structure, have been retroactively presented as a corporation for comparability purposes. The Company changed its business direction and is now a voice recognition technology company focused on enabling access to any information through any device using speech technology.

Basis of presentation

Basis of Presentation

The condensed interim financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management, are necessary for a fair presentation of the information contained therein. It is suggested that these condensed interim financial statements be read in conjunction with the financial statements of the Company for the years ended December 31, 2011 and 2010 and notes thereto included in the Company’s Annual Report on Form 10-K filed on April 16, 2012. The Company follows the same accounting policies in the preparation of interim reports.

Results of operations for the interim period are not indicative of annual results.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Generally, matters subject to estimation and judgment include amounts related to asset impairments, useful lives of fixed assets and capitalization of costs for software developed for internal use. Actual results could differ from those estimates

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers highly liquid investments with insignificant interest rate risk and original maturities of three months or less to be cash equivalents. Cash equivalents consist primarily of interest-bearing bank accounts and money market funds. The Company’s cash positions represent cash on deposit in checking and savings accounts. These assets are generally available on a daily basis and are highly liquid in nature.

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Revenue Recognition

Revenue Recognition

For recognizing revenue, the Company applies the provisions of the Revenue Recognition Topic of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Revenues are generated from telephony services including activation fees, hardware fees and monthly usage fees. In most cases, the services performed do not require significant production, modification or customization of the Company’s software or services; therefore, revenues for the hardware fees and monthly usage fees are recognized when evidence of a completed transaction exists, when services have been rendered. The Company recognized revenue from sales of $262,624 and $534,138 during the six months ended June 30, 2012 and 2011, respectively.

The activation fees generated from new accounts are recorded as deferred revenue and are amortized over the estimated average customer relationship period. The net unamortized activation fees were $50,452 and $68,134 at June 30, 2012 and December 31, 2011, respectively. The costs associated with these activation fees are recorded as deferred costs and are similarly amortized over the estimated average customer relationship period. The net unamortized costs are $12,613 and $17,033 at June 30, 2012 and December 31, 2011, respectively. For both the activation fees and costs associated therewith, the estimated average customer relationship period was 24 months for the three months ended June 30, 2012.

Software Development Costs

Software Development Costs

The Company has adopted the provisions of the Software Topic of the FASB ASC 350 to account for its internally and externally developed software costs since the Company is dependent on the internal use automated speech recognition software to provide the enhanced services. The capitalization of software development costs begins when a product’s technological feasibility has been established and ends when the product is available for use. Software development costs include direct costs incurred subsequent to establishment of technological feasibility for significant product enhancements. Amortization is computed on an individual project basis using the straight-line method over the estimated economic life of the projected product, generally three to five years.

As of June 30, 2012, software development costs not yet amortized are $549,234. During the three months ended June 30, 2012 and 2011, amortization was $27,380 and $24,302, respectively.

Impairment

Impairment

FASB ASC 360-10-35-21 requires that long-lived assets to be held and used be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We regularly evaluate whether events or circumstances have occurred that indicate the carrying value of our long-lived assets may not be recoverable.  If factors indicate the asset may not be recoverable, we compare the related undiscounted future net cash flows to the carrying value of the asset to determine if impairment exists.  If the expected future net cash flows are less than the carrying value, an impairment charge is recognized based on the fair value of the asset.  An evaluation of our intangible assets was conducted utilizing the two step impairment analysis. No impairments were indicated or recorded during the three and six months ended June 30, 2012 and 2011.

Stock-based Payments

Stock-based Payments

The Company records the stock-based compensation awards issued to non-employees and other external entities for goods and services at either the fair market value of the goods received or services rendered or the instruments issued in exchange for such services, whichever is more readily determinable, using the measurement date guidelines enumerated in FASB ASC 505-50-30.

Recent Pronouncements

Recent Pronouncements

From time to time, new accounting pronouncements are issued by FASB that are adopted by the Company as of the specified effective date. If not discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s financial statements upon adoption.

Warrants And Options (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Share Based Compensation Stock Options Activity
	Number of Stock Options	Weighted- Average Exercise Price
Outstanding at January 1, 2012	4,082,489	$0.83
Granted	506,275	$0.72
Exercised	(278,750)	$0.01
Cancelled	(1,146,639)	$0.93
Outstanding at June 30, 2012	3,163,375	$0.85
Options exercisable at June 30, 2012	2,556,532	$0.70

Share Based Compensation For Stock Warrants
	Number of Stock Warrants	Weighted- Average Exercise Price
Outstanding at January 1, 2012	3,048,000	$1.16
Granted	6,271,666	$0.49
Exercised	—	$0.00
Cancelled	—	$0.00
Outstanding at June 30, 2012	9,319,666	$0.71

Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jul. 22, 2010
Exchange shares of common stock	30,699,223		30,699,223		30,699,223
Convertible preferred stock	2,000,000		2,000,000		2,000,000
Extinguishment debt						$ 1,700,000
Revenue from sales			262,624	534,138
Net unamortized activation fees	50,452		50,452		68,134
Net unamortized costs	12,613		12,613		17,033
Software development costs	549,234		549,234
Amortization	$ 27,380	$ 24,302
SpeechPhone, LLC [Member]
Exchange shares of common stock						10,250,000
Convertible preferred stock						2,000,000
MDM Intellectual Property, LLC [Member]
Exchange shares of common stock						6,150,000
SpeechCard, LLC [Member]
Exchange shares of common stock						1,025,000
Voice Assist [Member]
Exchange shares of common stock						2,050,000
Music By Voice [Member]
Exchange shares of common stock						1,025,000
Shares to cancel						8,400,000

Going Concern (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Going Concern
Net loss	$ (729,003)	$ (4,782,459)	$ (1,487,956)	$ (7,937,230)
Cash used by operation activities during period			595,072
Working capital defit	$ 307,311		$ 307,311

Loans Payable – Related Parties (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012 Number
Due to Related Parties [Abstract]
Advances from related parties	$ 102,000
Interest on advances from related parties	0.00%

Stockholders’ Equity (Details Narrative) (USD $)	0 Months Ended			6 Months Ended					6 Months Ended					0 Months Ended		6 Months Ended				6 Months Ended
	Aug. 15, 2012	May 31, 2012	Oct. 04, 2010	Jun. 30, 2012	Jun. 30, 2011	Apr. 02, 2012	Mar. 01, 2012	Dec. 31, 2011	Jun. 30, 2012 Executive officer [Member]	Jun. 30, 2012 officer [Member]	Jun. 30, 2012 Contractor [Member]	Jun. 30, 2012 Attorney [Member]	Jun. 30, 2012 Director [Member]	Aug. 02, 2012 Advisory Firm [Member]	Jul. 16, 2012 Advisory Firm [Member]	Jun. 30, 2012 Advisory Firm [Member]	Jun. 30, 2012 General Counsel [Member]	Oct. 04, 2010 Series A Convertible Preferred Stock [Member]	Sep. 30, 2010 Series A Convertible Preferred Stock [Member]	Jun. 30, 2012 Call Up to 1/3 original shares [Member] Number	Jun. 30, 2012 Call Up to 2/3 original shares [Member] Number	Jun. 30, 2012 Call Up to 100% of original shares [Member] Number
Authorized preferred stock				10,000,000
Preferred stock par value				$ 0.001				$ 0.001
Preferred stock liquidation preference																		$ 1.25
Preferred stock conversion basis

The Series A Convertible Preferred stock may be converted on a 1:1 basis into shares of common stock at any time at the option of the holder, subject to adjustments for stock dividends, combinations or splits.

Preferred stock outstanding disclosure

As long as any Series A Convertible Preferred shares are outstanding, this Corporation shall not, without first obtaining approval of the holders of at least two-thirds of the outstanding Series A Convertible Preferred which is entitled, other than solely by law, to vote with respect to the matter, and which Series A Preferred represents at least two-thirds of the voting power of the then outstanding Series A Convertible Preferred: (a) sell, convey or otherwise dispose of or encumber all or substantially all of its property or business or merge into or consolidate with any other corporation (other than a wholly-owned subsidiary corporation) or effect any transaction or series of related transactions in which more than fifty percent (50%) of the voting power of the Corporation is disposed of; (b) alter or change the rights, preferences or privileges of the Series A Convertible Preferred so as to affect adversely the Series A Convertible Preferred; (c) increase or decrease (other than by redemption or conversion) the total number of authorized shares of preferred stock; (d) authorize or issue, or obligate itself to issue, any other equity security, including any other security convertible into or exercisable for any equity security (i) having a preference over, or being on a parity with, the Series A Convertible Preferred with respect to dividends or upon liquidation, or (ii) having rights similar to any of the rights of the Preferred Stock; or amend the Corporation’s Articles of Incorporation or bylaws.

Preferred stock shares issued for consideration of extinguishment of debt																			2,000,000
Preferred stock shares issued for consideration of extinguishment Debt value																			$ 1,700,000
Authoirzed common stock shares				100,000,000				40,096,686
Common stock par value				$ 0.001		$ 0.5	$ 0.5	$ 0.001
Common stock issued as non -qualified consultant stock compensation plan				3,000,000
Stock option exercised in shares	13,725								150,000	45,250	3,500	500,000
Stock option value exercised for cash	138								1,500	453	35	60,000
Number of units				533,333
Number of common stock shares include in one unit				1
Additonal common stock par value				$ 0.15
Additional common stock par value for three years				$ 0.5
Stock issued for consideration of services				83,750	2,232,917				1,000,000					100,000	75,000
Stock issued for consideration of services, value				9,000					2,000,000					126,161	13,500
Amount due to related party				23,000
Common stock issued to related party				100,000
Stock issued as compensation									195,000				600,000			75,000	50,000
Stock issued as compensation,value									23,400				54,000			6,750	4,500
Common stock issued for accounts payable				732,047										41,634	160,648
Common stock issued for accounts payable, value				121,230										8,327	39,846
Number of units sold for cash		5,333,333		5,333,333
Common stock call up or exercise feature description

The Company may call up to 1/3 of the original number of shares issuable upon exercise after the common stock closing bid price remains at a price greater than $1.00 per share for at least ten consecutive days and at least 100,000 shares have traded on each of such 10 trading days. The Company may call up to 2/3 of the original number of shares issuable upon exercise after the common stock closing bid price remains at a price greater than $1.50 per share for at least ten consecutive days and at least 100,000 shares have traded on each of such trading days. The Company may call up to 100% of the original number of shares issuable upon exercise after the common stock closing bid price remains at a price greater than $2.00 per share for at least ten consecutive days and at least 100,000 shares have traded on each of such trading days.

Percentage of maximum original shares may call up or exercise																				33.00%	67.00%	100.00%
Closing bid price remains at greater than price per share																					$ 1.5	$ 2
Maxinum number of shares traded on pre-determined trading shares																				100,000	100,000	100,000
Additional stock option to former executive officer				40,000
Additional stock option to former executive officer,value				400
Additional stock option to consultant				40,000
Additional stock option to consultant,value				$ 400

Warrants and Options (Details Narrative) (USD $)	0 Months Ended								6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 20, 2012	May 31, 2012	Apr. 30, 2012	Mar. 07, 2012	Mar. 01, 2012	Sep. 01, 2011	Jun. 30, 2012	Jun. 28, 2012	Mar. 31, 2012
Number of shares granted as option				31,500	40,000						30,000
Common stock per share value				$ 0.5	$ 0.5						$ 0.5
Exercisable period for common stock	5 years			5 years	5 years		5 years	5 years
Fair value of stock options				$ 4,781	$ 2,916						$ 1,177
Warrants granted as part of units to investors for cash									5,866,666
Warrants granted to purchase common stock in numbers			5,000			300,000				100,000
Common stock price per share for warrants			$ 0.5			$ 0.25				$ 0.5
Exercisable period for warrants granted		5 years	5 years			5 years
Fair value of stock options as consulting expense			1,007			26,333				17,964
Agreement Signed on March 1, 2012 [Member]
Number of shares granted as option	23,000	23,000							23,000
Common stock per share value	$ 0.5	0.5							0.5
Fair value of stock options	2,975	2,975							2,975
Agreement Signed on September 1, 2011 [Member]
Number of shares granted as option	41,775	41,775							41,775
Common stock per share value	$ 0.01	0.01							0.01
Fair value of stock options	9,268	9,268							9,268
Agreement Signed on June 30, 2012 [Member]
Number of shares granted as option	300,000	300,000							300,000
Common stock per share value	$ 1	1							1
Fair value of stock options	$ 45,431	45,431							45,431

Warrants And Options - Share Based Compensation Stock Options Activity (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Number of stock options outstanding, Beginning balance	4,082,489
Granted	506,275
Exercised	278,750
Cancelled	1,146,639
Number of stock options outstanding, Ending balance	3,163,375
Weighted average exercise price,Beginning balance	$ 0.83
Granted	$ 0.72
Exercised	$ 0.01
Cancelled	$ 0.93
Weighted average exercise price, Ending balance	$ 0.85
Options exercisable, number of stock options	2,556,532
Options exercisable,weighted average exercise price	$ 0.7

Warrants And Options - Share Based Compensation For Stock Warrants (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Number of stock warrants outstanding,Beginning balance	3,048,000
Granted	6,217,666
Exercised
Cancelled
Number of stock warrants outstanding, Ending balance	9,319,666
Weighted average exercise price outstanding, Beginning balance	$ 1.16
Granted	$ 0.49
Exercised	$ 0
Cancelled	$ 0
Weighted average exercise price outstanding, Ending balance	$ 0.71

Software Development Contract (Details Narrative) (USD $)	0 Months Ended
Jun. 28, 2012
Research and Development Expense [Abstract]
Software development services revenue	$ 200,000

Subsequent Events (Details Narrative) (USD $)	0 Months Ended		6 Months Ended					0 Months Ended
	Aug. 15, 2012	May 31, 2012 Number	Jun. 30, 2012	Jun. 30, 2011	Aug. 20, 2012	Jul. 16, 2012	Dec. 31, 2011	Aug. 02, 2012 Advisory Firm [Member]	Jul. 16, 2012 Advisory Firm [Member]
Number of units sold by cash		5,333,333	5,333,333
Proceeds from units sold		$ 800,000
Percentage of damage to be paid to each investor		1.50%
Liability recorded			860,454		12,000		2,923,726
Additional Common stock issued by company			732,047					41,634	160,648
Common stock issued for accounts payable value			121,230					8,327	39,846
Additional common stock issued to firm			83,750	2,232,917				100,000	75,000
Additional common stock issued value to firm			9,000					126,161	13,500
Cancellation of common stock issued for accounts payable						38,025
Cancellation of common stock for accounts payable value						5,704
Additional common stock issued for cash	13,725
Stock issued for stock options value	$ 138

Endorsement Agreement (Details Narrative) (USD $)	0 Months Ended
Mar. 19, 2012
Endorsement Agreement
Warrants granted to purchase common shares	300,000
Exercisable value of per share	$ 0.25
Term exercisable for warrants	3 years

Employment Contracts (Details Narrative) (USD $)	0 Months Ended
	Apr. 02, 2012 Number	Mar. 01, 2012 Number	Jun. 30, 2012	Dec. 31, 2011
Employment Contracts
Monthly salary of chief technology officer	$ 5,000	$ 15,000
Monthly salary of sales person	$ 5,000	$ 15,000
Common stock par value	$ 0.5	$ 0.5	$ 0.001	$ 0.001
Term of common stock exercisable	5 years	5 years
Percentage of commission on revenue	10.00%	8.00%
Percentage of reduction on commission	50.00%	50.00%